CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and Due from Banks	$ 1,995,884,822	$ 1,393,686,854
Cash	1,105,684,352	537,435,980
Financial Institutions and Correspondents	890,200,470	856,250,874
Argentine Central Bank (BCRA)	820,614,602	765,776,910
Other, Local and Foreign Financial Institutions	69,585,868	90,473,964
Debt Securities at fair value through profit or loss	598,794,865	2,467,190,345
Derivative Financial Instruments	35,290,286	10,362,961
Repurchase Transactions	1,170,165,239	359,750,280
Other Financial Assets	178,103,536	174,440,243
Loans and Other Financing	3,080,706,325	3,871,626,785
Non-financial Public Sector	460,847	4,000,190
Argentine Central Bank (BCRA)	40,796	11,466
Other Financial Institutions	27,298,507	42,528,958
Non-financial Private Sector and Residents Abroad	3,186,083,159	4,040,454,535
Expected credit loss allowance	(133,176,984)	(215,368,364)
Other Debt Securities	1,926,334,348	1,141,853,895
Financial Assets Pledged as Collateral	431,557,202	473,659,536
Current Income Tax Assets	2,045,887	1,277,544
Investments in Equity Instruments	9,637,518	6,972,539
Equity investments in Associates and Joint Ventures	2,650,357	2,076,371
Property, Plant and Equipment	355,259,161	360,675,413
Intangible Assets	123,614,819	119,932,486
Deferred Income Tax Assets	189,753,509	22,689,298
Insurance Contract Assets	9,821,667	3,495,903
Reinsurance Contract Assets	28,616,023	98,766
Other Non-financial Assets	77,747,320	78,383,092
Non-current Assets Held for Sale	74,920	3,896
Total Assets	10,216,057,804	10,488,176,207
Liabilities
Deposits	5,707,779,943	6,670,282,388
Non-financial Public Sector	66,169,475	129,889,824
Financial Sector	2,778,672	2,185,374
Non-financial Private Sector and Residents Abroad	5,638,831,796	6,538,207,190
Liabilities at fair value through profit or loss	49,485,078	243,592
Derivative Financial Instruments	12,238,747	5,275,600
Repurchase Transactions	23,346,266	0
Other Financial Liabilities	1,273,329,296	1,086,252,228
Financing Received from the Argentine Central Bank and Other Financial Institutions	138,128,699	116,684,862
Debt Securities	92,715,512	209,587,705
Current Income Tax Liabilities	272,400,545	27,403,664
Subordinated Debt Securities	205,612,893	141,394,653
Provisions	20,387,943	31,934,926
Deferred Income Tax Liabilities	17,355,336	19,825,433
Insurance Contracts Liabilities	105,700,532	4,068,201
Reinsurance Contracts Liabilities	2,163,638	0
Other Non-financial Liabilities	278,169,377	279,341,084
Total Liabilities	8,198,813,805	8,592,294,336
Shareholders’ Equity
Capital Stock	1,474,692	1,474,692
Paid-in capital	17,281,187	17,281,187
Capital Adjustments	716,519,943	716,519,943
Reserves	1,495,596,615	1,552,787,167
Retained Deficit	(553,264,107)	(544,270,728)
Other Comprehensive Income	2,374,796	832,125
Income for the Year	337,172,143	151,257,426
Shareholders’ Equity Attributable to Parent Company´s Owners	2,017,155,269	1,895,881,812
Shareholders’ Equity Attributable to Non-controlling Interests	88,730	59
Total Shareholders’ Equity	$ 2,017,243,999	$ 1,895,881,871